Costs of sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Costs of sales
Cost of stream sales	$ 44.2	$ 26.2	$ 81.3	$ 67.0
Mineral production taxes	0.5	0.8	1.1	1.5
Mining costs of sales	44.7	27.0	82.4	68.5
Energy costs of sales	2.6	1.0	5.5	3.1
Total costs of sales	$ 47.3	$ 28.0	$ 87.9	$ 71.6